Financial Instruments and Risk Management By Income Statement Location (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member]	Sep. 26, 2009 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member] Interest Expense [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member] Interest Expense [Member]	Sep. 26, 2009 Designated as Hedging Instrument [Member] Derivatives in Cash Flow Hedging Relationships [Member] Interest Rate Swaps [Member] Interest Expense [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Products Sold [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Products Sold [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Products Sold [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Products Sold [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Products Sold [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Unrealized Gains (Losses) Recognized in Income	$ 0	$ 4,123	$ (1,048)	$ 2,550							$ 1,431	$ (5,400)	$ 1,713	$ (1,517)	$ (1,275)	$ (589)	$ 2,948	$ (4,125)	$ 2,302
Amount of Gain (Losses) Recognized in OCI (Effective Portion)	(695)	(352)	(378)	226	(1,177)	(5,706)	(4,079)
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (642)	$ (704)	$ (1,338)	$ (1,428)				$ (2,881)	$ (3,597)	$ (3,088)